SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment of long-lived assets	$ 0	$ 0
Lab equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life (in years)	5 years
Furniture and fixtures
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life (in years)	7 years
Computer equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life (in years)	5 years